SUPPLEMENTAL GUARANTOR INFORMATION - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	$ 142,722	$ 110,658	$ 109,864
Cash flows used in investing activities	(20,620)	(258,299)	(134,032)
Cash flows provided by (used in) financing activites	(102,528)	184,951	(27,464)
Effect of exchange rate changes on cash and cash equivalents	(6,979)	(5,279)	(1,068)
Cash and cash equivalents at beginning of year	80,493	48,462	101,162
Cash and cash equivalents at end of year	93,088	80,493	48,462
ILG
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	(2,659)	(2,433)	(3,409)
Cash flows provided by (used in) financing activites	2,659	2,433	3,409
Interval Acquisition Corp.
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	(4,655)	(5,684)	(2,664)
Cash flows provided by (used in) financing activites	4,655	5,684	2,664
Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	116,257	104,702	81,162
Cash flows used in investing activities	(19,375)	(217,178)	(43,946)
Cash flows provided by (used in) financing activites	(99,318)	118,527	(36,624)
Cash and cash equivalents at beginning of year	16,851	10,800	10,208
Cash and cash equivalents at end of year	14,415	16,851	10,800
Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	33,779	14,073	34,775
Cash flows used in investing activities	(1,245)	(41,121)	(90,086)
Cash flows provided by (used in) financing activites	(10,524)	58,307	3,087
Effect of exchange rate changes on cash and cash equivalents	(6,979)	(5,279)	(1,068)
Cash and cash equivalents at beginning of year	63,642	37,662	90,954
Cash and cash equivalents at end of year	$ 78,673	$ 63,642	$ 37,662